UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 03/31/2011


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc Roland
Title:   Director Financial Planning
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Marc Roland		    Solana Beach, CA              04/29/2011
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: 179741000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     3280   135602 SH       Sole                   130352              5250
AFLAC Inc.                     COM              001055102     3729    70652 SH       Sole                    68042              2610
Abbott Labs                    COM              002824100      247     5042 SH       Sole                     5042
Align Technology               COM              016255101     2761   134810 SH       Sole                   130040              4770
Allegheny Technologies         COM              01741r102     2913    43020 SH       Sole                    40905              2115
Amazon.Com Inc                 COM              023135106     3105    17235 SH       Sole                    16499               736
Apache Petroleum               COM              037411105     4335    33111 SH       Sole                    31666              1445
Baker Hughes                   COM              057224107     3814    51940 SH       Sole                    50210              1730
Bio Reference Laboratories     COM              09057g602     2496   111215 SH       Sole                   107195              4020
Breitburn Energy Partners LP   COM              106776107      203     9319 SH       Sole                     9319
Carnival Cruise Lines          COM              143658300     2729    71145 SH       Sole                    68415              2730
Cavium Networks                COM              14965a101     1634    36365 SH       Sole                    34250              2115
Cerner Corp                    COM              156782104     2540    22845 SH       Sole                    21635              1210
Chevron Texaco Corp.           COM              166764100      556     5170 SH       Sole                     4510               660
Citrix Systems                 COM              177376100     2509    34155 SH       Sole                    32700              1455
Coca Cola                      COM              191216100      326     4919 SH       Sole                     4919
Cognizant Technology Solutions COM              192446102     1716    21080 SH       Sole                    19825              1255
Consumer Discretionary Select  COM              81369y407      612    15663 SH       Sole                    15533               130
Consumer Staples Select Sector COM              81369Y308      595    19880 SH       Sole                    19625               255
Costco Whsl Group              COM              22160K105      220     3000 SH       Sole                     2800               200
Covidien Ltd                   COM              g2554f105     2174    41855 SH       Sole                    39280              2575
Cummins Inc.                   COM              231021106     3686    33625 SH       Sole                    32340              1285
Danaher Corp Del               COM              235851102     3818    73555 SH       Sole                    71190              2365
Edwards Lifesciences           COM              28176e108      911    10475 SH       Sole                     9555               920
Equal Weight Health Care - Ryd COM              78355w841     1029    15060 SH       Sole                    14915               145
Exxon Mobil                    COM              30231G102      803     9549 SH       Sole                     9549
Financial Select Sector - SPDR COM              81369Y605      815    49700 SH       Sole                    49040               660
General Electric               COM              369604103     4063   202619 SH       Sole                   195004              7615
Google Inc.                    COM              38259p508     5300     9032 SH       Sole                     8710               322
Green Dot Corp                 COM              39304d102     2320    54063 SH       Sole                    52073              1990
Halliburton, Inc.              COM              406216101     3741    75065 SH       Sole                    72230              2835
Hansen Natural                 COM              411310105     1221    20270 SH       Sole                    18000              2270
HomeDepot                      COM              437076102     2997    80869 SH       Sole                    77304              3565
IBM                            COM              459200101     2076    12728 SH       Sole                    12728
Intercontinental Exchange      COM              45865v100     2705    21897 SH       Sole                    20787              1110
Johnson & Johnson              COM              478160104      235     3963 SH       Sole                     3963
KBW Bank ETF - SPDR            COM              78464A797     3135   121405 SH       Sole                   116840              4565
MSCI Canada Index - iShares    COM              464286509      328     9754 SH       Sole                     9754
MSCI Emerging Markets Index Fu COM              464287234    12839   263794 SH       Sole                   259639              4155
MSCI Pacific ex-Japan - iShare COM              464286665     3153    65257 SH       Sole                    64167              1090
MSCI Singapore - iShares       COM              464286673     6619   484235 SH       Sole                   476675              7560
MSCI Sweden - iShares          COM              464286756     3337   101780 SH       Sole                   100185              1595
MSCI Switzerland - iShares     COM              464286749     4279   169210 SH       Sole                   166420              2790
Microsoft Corp.                COM              594918104     1650    64997 SH       Sole                    64202               795
NextEra Energy                 COM              65339f101     1737    31508 SH       Sole                    31108               400
Nice Systems Ltd               COM              653656108     2708    73305 SH       Sole                    70125              3180
Norfolk Southern Corp.         COM              655844108      274     3953 SH       Sole                     3953
Occidental Petroleum           COM              674599105     3410    32635 SH       Sole                    32110               525
Pepsico Inc.                   COM              713448108     4143    64321 SH       Sole                    61996              2325
Potash Corp. of Saskatchewan   COM              73755L107     1067    18107 SH       Sole                    17918               189
Qualcomm                       COM              747525103     4534    82693 SH       Sole                    80158              2535
Resmed                         COM              761152107     2849    94951 SH       Sole                    91101              3850
Russell Mid-Cap Growth - iShar COM              464287481     3485    57221 SH       Sole                    54581              2640
Russell Mid-Cap Index Fund - i COM              464287499     1323    12143 SH       Sole                    12073                70
Russell Small-Cap Growth - iSh COM              464287648     2320    24337 SH       Sole                    23857               480
Russell Small-Cap Index Fund - COM              464287655     1165    13845 SH       Sole                    13755                90
Russell Small-Cap Value - iSha COM              464287630     1452    19262 SH       Sole                    18847               415
S&P Dividend - SPDR            COM              78464a763      211     3891 SH       Sole                     3891
S&P Global Basic Matls Sector  COM              464288695      251     3368 SH       Sole                     3368
S&P Global Energy Sector - iSh COM              464287341      730    16427 SH       Sole                    16218               209
S&P Global Industrial Index -  COM              464288729      625    10815 SH       Sole                    10695               120
S&P Global Technology Index -  COM              464287291     1059    16925 SH       Sole                    16735               190
S&P Global Telecom Sector - iS COM              464287275      337     5452 SH       Sole                     5392                60
S&P Latin America - iShares    COM              464287390     3390    63028 SH       Sole                    61998              1030
SEI Investments                COM              784117103     4285   179440 SH       Sole                   173030              6410
Teva Pharmaceutical Industries COM              881624209     3556    70870 SH       Sole                    69225              1645
Toronto Dominion Bank          COM              891160509     2882    32536 SH       Sole                    31551               985
Toyota Motor CP ADR New        COM              892331307      309     3850 SH       Sole                     3850
VanceInfo Techs Inc ADRF Spons COM              921564100     2039    64925 SH       Sole                    62450              2475
Vanguard Total Stock Market ET COM              922908769      313     4557 SH       Sole                     4557
Verizon Communications         COM              92343V104     3454    89615 SH       Sole                    86430              3185
YUM! Brands                    COM              988498101     3131    60930 SH       Sole                    58170              2760
Gold Trust - SPDR              OAS              78463v107     9150    65421 SH       Sole                    64426               995